20 Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Result
Income from financial investments	R$ 24,479	R$ 25,965	R$ 4,680
Changes in fair value of derivative instruments	20,739		1,219
Interest received	11,876	9,680	4,364
Foreign exchange differences		13,321
Other	5,196	2,723	165
Finance income	62,290	51,689	10,428
Change in fair value of derivative instruments		(1,780)
Interest expense	(25,543)	(24,002)	(2,404)
Interest expense on lease liabilities	(44,458)	(31,469)
Financial discounts granted	(8,081)	(923)	(1,063)
Bank fees	(6,333)	(2,876)	(1,219)
Foreign exchange differences	(4,613)		(2,697)
IOF taxes (taxes on financial transactions)	(1,661)	(6,801)	(355)
Other	(7,580)	(4,514)	(416)
Finance expenses	(98,269)	(72,365)	(8,154)
Finance result	R$ (35,979)	R$ (20,676)	R$ 2,274